SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2015
Computers and Peripheral Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	20.00%
Computers and Peripheral Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	20.00%